LEASES (Details) - Schedule of Maturities Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Schedule of Maturities Operating Lease Liabilities [Abstract]
2024	$ 117
2025	68
Total undiscounted lease payments	185
Less - imputed interest	14
Present value of lease liabilities	$ 171	$ 271	$ 391